PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

CORE BOND FUND

FIXED INCOME FUND

LIMITED TERM U.S. GOVERNMENT FUND

U.S. GOVERNMENT FUND

U.S. TREASURY INDEX FUND

(TOGETHER, THE “FUNDS”)

SUPPLEMENT DATED MARCH 1, 2023 TO PROSPECTUS DATED JULY 29, 2022, AS SUPPLEMENTED

Daniel J. Personette is no longer a portfolio manager of the Funds. Thomas Swaney will join Morten Olsen as portfolio manager of the Core Bond Fund and the Fixed Income Fund. Michael R. Chico will remain as portfolio manager of the Limited Term U.S. Government Fund, U.S. Government Fund and the U.S. Treasury Index Fund. All references to Daniel J. Personette in the Funds’ Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Core Bond Fund - Management” on page 82 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Core Bond Fund. Morten Olsen, Senior Vice President of NTI, and Thomas Swaney, Chief Investment Officer of NTI, have been managers of the Fund since September 2020 and March 2023, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES – Fixed Income Fund - Management” on page 88 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fixed Income Fund. Morten Olsen, Senior Vice President of NTI, and Thomas Swaney, Chief Investment Officer of NTI, have been managers of the Fund since September 2020 and March 2023, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES – Limited Term U.S. Government Fund - Management” on page 105 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Limited Term U.S. Government Fund. Michael R. Chico, Vice President of NTI, has been manager of the Fund since July 2013. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

4.	The paragraph under the section entitled “FUND SUMMARIES – U.S. Government Fund - Management” on page 121 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the U.S. Government Fund. Michael R. Chico, Vice President of NTI, has been manager of the Fund since July 2013. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

5.	The paragraph under the section entitled “FUND SUMMARIES – U.S. Treasury Index Fund - Management” on page 125 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGER. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the U.S. Treasury Index Fund. Michael R. Chico, Vice President of NTI, has been manager of the Fund since July 2013. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

6.

The second and fifth paragraphs under the section entitled “FUND MANAGEMENT - FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS” beginning on page 203 of the Prospectus are deleted and replaced with the following:

The managers for the Core Bond Fund and the Fixed Income Fund are Morten Olsen, Senior Vice President of NTI, and Thomas Swaney, Chief Investment Officer of NTI. Mr. Olsen and Mr. Swaney have been the managers of the Funds since September 2020 and March 2023, respectively. Mr. Olsen joined NTI in 2009 and is a Director of Multi-Sector Portfolio Management. Mr. Olsen is also a portfolio manager of the Ultra-Short Fixed Income Fund. Mr. Swaney joined NTI in 2022 and is Executive Vice President and Chief Investment Officer of Global Fixed Income of Northern Trust. Mr. Swaney also serves as the chair of the Northern Trust Fixed Income Strategy Committee, and is a member of the Northern Trust Investment Committee and serves on the Northern Trust Executive Group. Prior to joining NTI, Mr. Swaney held several senior executive and portfolio management roles at firms such as J.P. Morgan Asset Management, Morgan Stanley Investment Management, Wafra, OFI Global Asset Management and Ellington Management Group.

The manager for the Limited Term U.S. Government Fund, the U.S. Government Fund and the U.S. Treasury Index Fund is Michael R. Chico, Vice President of NTI. Mr. Chico has been manager of the Funds since July 2013. Mr. Chico joined NTI in 2005 and is a member of the Active Long Duration Strategy Team and responsible for quantitatively managing and trading fixed income accounts.

7.	The eighth paragraph under the section entitled “FUND MANAGEMENT – FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS” beginning on page 203 of the Prospectus is deleted.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO FxdInc (3/23)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

CORE BOND FUND

FIXED INCOME FUND

LIMITED TERM U.S. GOVERNMENT FUND

U.S. GOVERNMENT FUND

U.S. TREASURY INDEX FUND

(TOGETHER, THE “FUNDS”)

SUPPLEMENT DATED MARCH 1, 2023 TO

THE FUNDS’ SAI DATED JULY 29, 2022, AS SUPPLEMENTED

Daniel J. Personette is no longer a portfolio manager of the Funds. Thomas Swaney will join Morten Olsen as portfolio manager of the Core Bond Fund and the Fixed Income Fund. Michael R. Chico will remain as portfolio manager of the Limited Term U.S. Government Fund, U.S. Government Fund and the U.S. Treasury Index Fund. All references to Daniel J. Personette in the Funds’ SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Funds in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 117 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Core Bond Fund	Morten Olsen and Thomas Swaney*
Fixed Income Fund	Morten Olsen and Thomas Swaney*
Limited Term U.S. Government Fund	Michael R. Chico
U.S. Government Fund	Michael R. Chico
U.S. Treasury Index Fund	Michael R. Chico

* Became a Portfolio Manager effective March 1, 2023.

2.

The following information, as of January 31, 2023, with respect to Mr. Swaney is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 118 of the SAI:

The table below discloses the accounts within each type of category listed below for which Thomas Swaney* was jointly and primarily responsible for day-to-day portfolio management as of January 31, 2023.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

*Thomas Swaney became a Portfolio Manager of the Core Bond Fund and Fixed Income Fund effective March 1, 2023.

3.	The following information, as of January 31, 2023, is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 130 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Thomas Swaney^	Core Bond Fund	$0
Thomas Swaney^	Fixed Income Fund	$0

    ^ Mr. Swaney became a Portfolio Manager of the Core Bond Fund and Fixed Income Fund effective March 1, 2023. Information provided is as of January 31, 2023.

Please retain this supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI FxdInc (3/23)